Plant and Equipment, Net (Tables)	12 Months Ended
Jun. 30, 2017
Plant and Equipment, Net [Abstract]
Schedule of plant and equipment
	June 30, 2017	June 30, 2016
Building and improvements	$24,238,100	$24,735,204
Machinery and equipment	7,251,048	7,335,708
Machinery and equipment under capital lease	2,057,638	2,099,839
Transportation equipment	779,796	855,598
Transportation equipment under capital lease	2,633,607	2,687,620
Office equipment	109,859	109,993
Construction-in-progress	28,492,251	27,111,181
Subtotal	65,562,299	64,935,143
Less: accumulated depreciation	(9,213,510)	(8,754,140)
Less: impairment reserve for fixed assets & CIP	(49,692,949)	(48,755,558)
Total	$6,655,840	$7,425,445

Schedule of construction-in-progress
Construction-in-progress description	Value	Estimated completion date	Estimated additional cost to complete
Office buildings, staff facilities, equipment and machinery	$7,218	Early 2018	$-
Autoclave installation	$12,601	Early 2018	$-
Total	$19,819		$-

Schedule of capital leased assets
	June 30, 2017	June 30, 2016
Machinery and equipment	$2,057,638	$2,099,839
Transportation equipment	2,633,607	2,687,620
Subtotal	4,691,245	4,787,459
Less: accumulated depreciation	(1,657,610)	(1,691,606)
Less: impairment provision	(3,033,635)	(3,095,853)
Total	$-	$-